Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014 SoftBank [Member]	Dec. 31, 2013 SoftBank [Member]	Mar. 31, 2013 Predecessor [Member] Clearwire [Member]	Jul. 09, 2013 Predecessor [Member] Clearwire [Member]	Dec. 31, 2012 Predecessor [Member] Clearwire [Member]	Dec. 31, 2011 Predecessor [Member] Clearwire [Member]	Mar. 31, 2014 Successor [Member] SoftBank [Member]	Dec. 31, 2013 Successor [Member] SoftBank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 101	$ 207	$ 417	$ 405	$ 411	$ 86
Accounts Payable, Related Parties, Current	$ 205	$ 79